Research and License Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Research and Development [Abstract]
Research and License Agreements
14. License agreements
Massachusetts Institute of Technology
In December 2016, the Company entered into an exclusive patent license agreement (MIT License Agreement) with the Massachusetts Institute of Technology (MIT), under which the Company received an exclusive, worldwide, royalty-bearing license to certain patent rights to develop, make, have made, use, sell, offer to sell, lease and import products (Licensed Products) and to develop and perform processes (Licensed Processes) which incorporate the licensed technology for the treatment of disease, including but not limited to the prevention and remediation of hearing loss. The Company also has the right to grant sublicenses of its rights under the MIT License Agreement.
Upon entering into the MIT License Agreement, the Company paid a $50 license fee payment and issued to MIT shares of our common stock equal to 5% of total then-outstanding capital stock. The Company is required to pay certain annual license maintenance fees which may be credited to running royalties during the same calendar year, if any, and to make potential milestone payments up to $2,900 on each Licensed Product or Licensed Process.
The MIT License Agreement will remain in effect until the expiration or abandonment of all issued patents and filed patent applications licensed thereunder remain in effect, unless terminated earlier. The Company has the right to terminate for any reason upon a
3-month
prior written notice.
In May 2019, the Company entered into an amendment with MIT, updating the diligence milestones for a second Licensed Product.
In March 2022, the Company entered into a second amendment with MIT, removing a patent and certain patent applications from the MIT License Agreement which were unrelated to the Company’s hearing and multiple sclerosis (MS) programs and which were not being utilized by the Company.
On April 6, 2023, the Company sent MIT a notice stating that the Company would be terminating the MIT License Agreement in
3-months’
time. The Company is not subject to any payments or costs as a result of this termination.
The Scripps Research Institute (California Institute for Biomedical Research)
In September 2018, the Company entered into a license agreement, (CALIBR License Agreement), with the California Institute for Biomedical Research, (CALIBR), under which the Company received an exclusive, worldwide, royalty-bearing license to certain patent rights to make, have made, use, sell, offer to sell, and import products (CALIBR Licensed Products) which incorporate the licensed technology for the treatment of MS. The Company also has the right to grant sublicenses of its rights under the CALIBR License Agreement. CALIBR reserves the right to use for itself and the right to grant non-exclusive
licenses to other nonprofit or academic institutions, for any internal research and educational purposes.
Upon entering into the CALIBR License Agreement, the Company made a $1,000 license fee payment. The CALIBR License Agreement shall continue in effect until expiration of all Company obligations to pay royalties. The Company may terminate the CALIBR License Agreement at will upon a
30-day
prior written notice.
On March 29, 2023, the Company sent CALIBR a notice stating that the Company would be terminating the CALIBR License Agreement in 30 days’ time. The termination became final on or around April 28, 2023. The Company is not subject to any payments or costs as a result of this termination.
Massachusetts Eye and Ear (Formerly Massachusetts Eye and Ear Infirmary)
In February 2019, the Company entered into an
Non-Exclusive
Patent License Agreement (MEE License Agreement) with the Massachusetts Eye and Ear (MEE) under which it received a non-exclusive,
non-sublicensable, worldwide, royalty-bearing license to certain patent rights to develop, make, have made, use, sell, offer to sell, lease and import products and to develop and perform processes which incorporate the licensed technology for the treatment or prevention of hearing loss (MEE licensed products).

Upon entering the MEE License, the Company made a $20 license fee payment. The Company was obligated to pay certain annual license maintenance fees between $5 and $7.5 per each MEE patent family case number included in the licensed MEE patent rights prior to first commercial sale of an MEE licensed product.
On February 21, 2023, the Company sent MEE a notice stating that the Company would be terminating the MEE License Agreement in 30 business days’ time. The termination became final on or around April 4, 2023. The Company is not subject to any payments or costs as a result of this termination.

12. Research and license agreements
Massachusetts Institute of Technology
In December 2016, the Company entered into an exclusive patent license agreement (MIT License Agreement), with the Massachusetts Institute of Technology (MIT), under which the Company received an exclusive, worldwide, royalty-bearing license to certain patent rights to develop, make, have made, use, sell, offer to sell, lease and import products (Licensed Products) and to develop and perform processes (Licensed Processes) which incorporate the licensed technology for the treatment of disease, including but not limited to the prevention and remediation of hearing loss. The Company also has the right to grant sublicenses of its rights under the MIT License Agreement.
The Company is required to use diligent efforts to develop and commercialize the Licensed Products or Processes, and to make such products or processes reasonably available to the public and to spend certain minimum amounts on research and development of Licensed Products and/or Processes each year until the first commercial sale of a Licensed Product and/or a first commercial performance of a Licensed Process. The Company is also subject to certain development obligations with regards to a first Licensed Product. The Company has satisfied certain obligations related to preclinical studies and the filing of an IND for a first Licensed Product with its development activities related to
FX-322.
The Company’s future development obligations are: (i) to commence a Phase 3 clinical trial for such Product within five years of the IND filing for such product, (ii) to file a New Drug Application or equivalent with the FDA or comparable European regulatory agency for such Product within nine years of the IND filing for such Product, and (iii) to make a first commercial sale of such Product within 11 years of the IND filing for such Product. The Company also has certain development obligations for a second Licensed Product. In the event that the Company has failed to fulfill the development timeline obligation with respect to a second Licensed Product and fails to cure such breach within ninety (90) days of written notice by MIT, MIT may restrict the licensed field to the prevention and remediation of hearing loss in humans and animals. The Company does not have the right to control prosecution of the in-licensed
patent applications, and its rights to enforce the
in-licensed
patents are subject to certain limitations.
Upon entering into the MIT License Agreement, the Company paid a $50 license fee payment and issued to MIT shares of our common stock equal to 5% of total then-outstanding capital stock. The Company is required to pay certain annual license maintenance fees which may be credited to running royalties during the same calendar year, if any, and to make potential milestone payments up to $2,900 on each Licensed Product or Licensed Process. In addition, the Company is required to pay a low single-digit royalty on Licensed Products and Licensed Processes and a low-twenties
royalty on sublicense revenues.
The MIT License Agreement will remain in effect until the expiration or abandonment of all issued patents and filed patent applications licensed thereunder remain in effect, unless terminated earlier. The Company has the right to terminate for any reason upon a
3-month
prior written notice. MIT shall have the right to terminate if the Company ceases to carry on any business related to the MIT License Agreement. MIT may terminate the MIT License Agreement for the Company’s material breach uncured within ninety (90) days (or thirty (30) days in the case of nonpayment). MIT may also terminate the MIT License Agreement if the Company or our affiliates commence any action against MIT to declare or render any claim of the licensed patent rights invalid, unpatentable, unenforceable, or non-infringed
(a patent challenge), or if our sublicensee commences such actions and the Company does not terminate such sublicense within thirty (30) days after MIT’s demand. MIT has the right to increase all payments due, instead of terminating the MIT License Agreement in the case of a patent challenge.
In May 2019, the Company entered into an amendment with MIT, updating the diligence milestones for a second Licensed Product.
In March 2022, the Company entered into an amendment with MIT, removing a patent and certain patent applications from the MIT License Agreement which were unrelated to the Company’s hearing and MS programs and which were not being utilized by the Company.

The patents
in-licensed
by the Company from MIT pursuant to the MIT License claim inventions created by, among others, Dr. Langer, one of the Company’s directors. Pursuant to MIT’s policy on the ownership, distribution and commercial development of MIT technology, or the MIT Policy, inventors of intellectual property invented at MIT, including the inventors of patents licensed to the Company under the MIT License, are entitled to a portion of the net royalty income derived by MIT from such inventions, but not amounts received by MIT from the sale of common stock previously issued by the Company to MIT pursuant to the MIT License. Accordingly, pursuant to the MIT Policy, Dr. Langer is entitled to receive a portion of the amounts the Company pays to MIT under the MIT License, including the Astellas Royalty Payment and future milestone payments or royalties, if any, that the Company may receive pursuant to the Astellas Agreement. Accordingly, Dr. Langer has received $11 and $6 from MIT under the MIT Policy during the years ended December 31, 2022 and 2021, respectively. Refer to Note 18, “
Related party transactions
”, for all related party disclosures.
The Scripps Research Institute (California Institute for Biomedical Research)
In September 2018, the Company entered into a license agreement (CALIBR License Agreement) with the California Institute for Biomedical Research (CALIBR) under which the Company received an exclusive, worldwide, royalty-bearing license to certain patent rights to make, have made, use, sell, offer to sell, and import products (CALIBR Licensed Products) which incorporate the licensed technology for the treatment of multiple sclerosis. The Company also have the right to grant sublicenses of our rights under the CALIBR License Agreement. CALIBR reserves the right to use for itself and the right to grant non-exclusive
licenses to other nonprofit or academic institutions, for any internal research and educational purposes.
The Company is required to use commercially reasonable efforts to develop, manufacture, and sell at least one CALIBR Licensed Product. The Company is also subject to certain milestone timeline obligations, which may be extended in certain circumstances as set forth in the CALIBR License Agreement. In October 2021, the Company entered into an amendment with CALIBR which updated the milestone obligations to: (i) initiate a Phase 2 clinical trial (or equivalent) for a CALIBR Licensed Product by December 31, 2023 and (ii) initiate a Phase 3 clinical trial (or equivalent) for a CALIBR Licensed Product by December 31, 2025. The Company does not have the right to control prosecution of the in-licensed
patent applications, and the Company’s rights to enforce the in-licensed
patents are subject to certain limitations.
Upon entering into the CALIBR License Agreement, the Company made a $1,000 license fee payment and is required to make milestone payments up to $26,000 for each Category of CALIBR Licensed Products (Category 1 is any CALIBR Licensed Products containing a compound that modulates any muscarinic receptor and Category 2 is any CALIBR Licensed Products not included in Category 1 that could differentiate oligodendrocyte precursor cells from in vitro
studies and/or are active in animal models relevant to MS). The Company is also required to pay a middle single-digit royalty on CALIBR Licensed Products and a royalty on sublicense revenues ranging from low-teen
percentage to 50%.
The CALIBR License Agreement shall continue in effect until expiration of all Company obligations to pay royalties. Royalties shall be payable on a country-by-country
and CALIBR Licensed
Product-by-CALIBR
Licensed Product basis upon the later of (1) the expiration or abandonment of all valid claims of the licensed patent rights in such country and (2) ten years from the first commercial sale of each CALIBR Licensed Product. The Company may terminate the CALIBR License Agreement at will upon a
30-day
prior written notice. The Company may also elect to terminate its license to one or more licensed patents in any or all jurisdictions by giving ninety (90) days’ prior written notice to CALIBR. CALIBR may terminate the CALIBR License Agreement for material breach uncured within thirty (30) days. CALIBR has the right to terminate or reduce the license to a non-exclusive
license if the Company fails to use diligent efforts to develop and commercially exploit CALIBR Licensed Products.
Massachusetts Eye and Ear (Formerly Massachusetts Eye and Ear Infirmary)
In February 2019, the Company entered into an
Non-Exclusive
Patent License Agreement (MEE License Agreement) with the Massachusetts Eye and Ear (MEE) under which it received a non-exclusive,
non-sublicensable, worldwide, royalty-bearing license to certain patent rights to develop, make, have made, use, sell, offer to sell, lease and import products and to develop and perform processes which incorporate the licensed technology for the treatment or prevention of hearing loss (MEE licensed products).
The Company is obligated to use diligent efforts to develop and commercialize the MEE licensed products. The Company met one of its milestone timeline obligations by dosing a first subject in a Phase 2 trial by December 31, 2020. The Company is still subject to a milestone timeline obligation to dose a first subject in a Phase 3 trial by December 31, 2024. The Company does not control the filing, prosecution, enforcement, and defense of any licensed patent rights.
Upon entering the MEE License, the Company made a $20 license fee payment. The Company is obligated to pay certain annual license maintenance fees between $5 and $7.5 per each MEE patent family case number included in the licensed MEE patent rights prior to first commercial sale of an MEE licensed product. The Company is also obligated to pay a minimum annual royalty payment of $15 per each MEE patent family case number included in the licensed MEE patent rights after first commercial sale of an MEE licensed product. The Company is also obligated to make milestone payments up to $350 on each product or process that incorporates the licensed patent rights. In addition, the Company has agreed to pay a low single-digit royalty on products and processes that incorporate the licensed patent rights.
The MEE License Agreement shall remain in effect until all issued patents and filed patent applications within the licensed patent rights have expired or been abandoned, unless terminated earlier. The Company has the right to terminate the MEE License Agreement at will by giving thirty (30) business days advance written notice to MEE. MEE has the right to terminate the MEE License Agreement if the Company fails to make any payment due within thirty (30) business days after MEE notifies the Company of such failure. MEE shall have the right to terminate if the Company fails to maintain the required insurance. MEE shall also have the right to terminate the MEE License Agreement upon forty-five (45) business days written notice if the Company becomes insolvent. MEE has the right to terminate for any other default not cured within sixty (60) business days written notice. MEE also has the right to terminate if the Company or its affiliates challenge the validity of the licensed patent rights.